FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets and Liabilities by Categories

		At December 31,
		2020				2019
(in millions of Euros)	Notes	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total
Cash and cash equivalents	13	439	—	—	439	184	—	—	184
Trade receivables	14	—	—	341	341	—	—	393	393
Other financial assets		3	40	14	57	—	29	—	29
Total		442	40	355	837	184	29	393	606

		At December 31,
		2020				2019
(in millions of Euros)	Notes	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total
Trade payables and fixed assets payables	19	653	—	—	653	754	—	—	754
Borrowings	20	2,391	—	—	2,391	2,361	—	—	2,361
Other financial liabilities		—	85	2	87	—	44	14	58
Total		3,044	85	2	3,131	3,115	44	14	3,173

Schedule of Other Financial Assets and Other Financial Liabilities Positions

	At December 31,
	2020			2019
(in millions of Euros)	Non-current	Current	Total	Non-current	Current	Total
Aluminium and premium future contracts	1	18	19	1	8	9
Other future contracts	1	1	2	—	—	—
Currency commercial contracts	16	17	33	5	12	17
Currency net debt derivatives	—	—	—	1	2	3
Margin call (A)	—	3	3	—	—	—
Other financial assets - derivatives	18	39	57	7	22	29

Aluminium and premium future contracts	3	6	9	4	10	14
Energy future contracts	—	—	—	—	1	1
Other future contracts	—	1	1	2	4	6
Currency commercial contracts	4	28	32	12	16	28
Currency net debt derivatives	34	11	45	5	4	9
Other financial liabilities - derivatives	41	46	87	23	35	58
(A) At December 31, 2020, the €3 million margin call asset position was related to foreign currency derivatives.

Schedule of Derivatives Measured at Fair Value

	At December 31,
	2020				2019
(in millions of Euros)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other financial assets - derivatives	20	37	—	57	8	21	—	29
Other financial liabilities - derivatives	9	78	—	87	19	39	—	58